COMMON SHARES (Details) (USD $) In Millions, except Share data, unless otherwise specified	1 Months Ended			12 Months Ended
	Oct. 31, 2010	Jan. 31, 2009	Jan. 31, 2008	Feb. 28, 2014 item	Feb. 28, 2013	Feb. 29, 2012
Common shares
Number of classes of common shares				2
Net proceeds from IPO	$ 127.0
Class A Common shares
Common shares
Number of votes to which holders of common shares are entitled for each share held				1
Number of Class A common shares into which each Class B common share is convertible				1
Shares issued	27,600,000
Common shares, par value (in dollars per share)				$ 0.001	$ 0.001
Conversion of Class B common shares to Class A common shares (in shares)				8,275,000	21,875,000	15,319,000
Common shares were cancelled upon the completion of the share repurchase					577,938
Shares issued related to vesting and conversion of non-vested shares				1,614,996	1,740,044	2,358,044
Class A Common shares | Non-vested shares
Common shares
Non-vested shares vested and converted				1,614,996	1,740,044	2,358,044
Class B Common shares
Common shares
Number of votes to which holders of common shares are entitled for each share held				10
Shares issued		119,999,000	1,000
Common shares, par value (in dollars per share)			$ 0.001	$ 0.001	$ 0.001
Common shares issued due to conversion of convertible shares	5,000,000
Conversion of Class B common shares to Class A common shares (in shares)				(8,275,000)	(21,875,000)	(15,319,000)
American Depository Shares
Common shares
Shares issued	13,800,000
American Depository Shares | Non-vested shares
Common shares
Shares issued related to vesting and conversion of non-vested shares				807,498	870,022	1,179,022
Series A convertible redeemable preferred shares
Common shares
Number of convertible shares converted	5,000,000